Income tax (Reconciliation of the Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax
Statutory income tax rate	25.00%	25.00%	25.00%
Non-deductible share-based compensation	(6.13%)	(31.91%)	4.94%
Effect of tax rates in different tax jurisdiction	(23.20%)	(37.48%)	1.08%
Effect of preferential tax rate	0.84%	4.22%	(1.48%)
Research and development super deduction	2.28%	11.45%	(6.41%)
HK tax-free interest income	0.10%	2.77%	(0.24%)
Effect of equity transaction		(7.92%)
Others	0.14%	(3.00%)	(0.18%)
Changes in valuation allowance	(3.59%)	0.99%	0.57%
Effective income tax rate	(4.56%)	(35.88%)	23.28%
Hong Kong
Income tax
Statutory income tax rate	16.50%